Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

Subsequent to September 30, 2021, the Company borrowed $338,000 pursuant to the Working Capital Loans. As of November 19, 2021, there was $1,108,000 of outstanding borrowings under the Working Capital Loans.

VIECO USA, Inc. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

(15)  Subsequent Events

The Company has evaluated subsequent events from September 30, 2021 through November 22, 2021, the date at which the condensed consolidated financial statements were available to be issued and concluded there were no subsequent events to recognize in the condensed consolidated financial statements.

(14)  Subsequent Events

The Company has evaluated subsequent events from December 31, 2020 through September 15, 2021, the date at which the consolidated financial statements were available to be issued and concluded there were no subsequent events to recognize in the consolidated financial statements.

GV LLC merges with the Company

On January 13, 2021, GV LLC merged with and into the Company with the Company being the surviving entity that directly controls VOH. Prior to the Restructuring, GV LLC had owed principal and accrued unpaid interest balances under the RLF (refer to Note 9 — Long-Term Debt). Upon the Restructuring, the Parent Company contributed the outstanding principal of and accrued unpaid interest payable of $235.1 million as of December 31, 2020 under the RLF as a capital contribution to the Company for no consideration or shares issued. As a result, the RLF was extinguished and there were no outstanding principal and accrued unpaid interest.

Investment in Sky and Space Global Limited

On October 23, 2020, the Company and Sky and Space Global Limited (“SAS”) entered into a settlement agreement to terminate and mutually release the parties from the launch service agreement dated September 16, 2016. The agreement will take effect depending on the successful relisting and IPO of SAS on the Australian Stock Exchange (“ASX”) and any additional requirements from regulators.

The settlement agreement also includes a services and reseller agreement. The Company will receive a non-refundable fee of AUD 1.0 million per year for its promotion services for three years on a quarterly basis beginning on July 1, 2021 and ending on April 1, 2024, and the Company will pay SAS a fee of AUD 0.1 million for each launch that is resold or referred by SAS.

Given the settlement was contingent on events which had not yet occurred as of December 31, 2020, the services and reseller agreement were not recognized in the consolidated financial statements for the year ended December 31, 2020.

On February 16, 2021, the Company was issued 11,000,000 ordinary shares of SAS at AUD 0.20 per share for a total of 2.2 million AUD, or $1.7 million, which represents 14.7% of ownership in SAS. On April 20, 2021, the Company was issued 7,000,000 call options with a strike price of AUD 0.40 per share that vests immediately.

On August 27, 2021, SAS Parent officially discontinued its efforts to be relisted on ASX and, therefore, the terms of settlement agreement will not be effective. However, on September 10, 2021, the Company amended the services and reseller agreement to remove the condition of SAS Parent to be relisted on ASX resulting in the services and reseller agreement becoming effective.

CEO Awards

On March 17, 2021, the Company granted its CEO a total of 676,091 stock options under the 2017 Stock Incentive Plan (“CEO Awards”). 33.3% of the stock options will vest upon continued service through the last day of the first calendar year in which the first commercial flight occurs, and the remaining 66.7% of the stock options will vest upon continued service through the last day of the first calendar year in which the Company has five successful revenue-generating deployment launches of satellites into their respective intended orbits in such calendar year. The estimated grant date fair value of the CEO Awards is approximated to be $1.8 million based on the estimated fair value of the Company’s underlying VOH common shares using preliminary valuation techniques with the most reliable information currently available. The actual fair value may differ from these estimates and such differences may be material. These vesting requirements have not been met upon the date of the issuance of the consolidated financial statements.

The Transaction

In connection with the Transaction, VOH is expected to merge with and into the Company with the Company being the surviving entity. Upon the consummation of the Transaction, the Company will become a wholly owned subsidiary of NextGen. Refer to Note 1 — Organization and Business Operations for additional information about the Transaction.

Warehouse Lease in Guam

On May 1, 2021, the Company signed an agreement to lease certain commercial space in Guam for $37 thousand per month, with two months free rent, and a fourteen-month term from June 1, 2021 to July 31, 2022, with options to extend for an additional three one-year periods. The lease agreement was entered based on plans to operate in Guam as an additional spaceport for satellite launch services.

Arqit PIPE Investment

On May 12, 2021, the Company committed to contribute $5.0 million to Arqit Limited (“Arqit”) in a PIPE transaction (the “Arqit PIPE Investment”), subject to and contingent upon the closing of a planned merger transaction (the “Arqit Transaction”) between Arqit and Centricus Acquisition Corp., a SPAC unaffiliated with the Company.

On September 3, 2021, the Arqit Transaction was consummated, and the Company made the Arqit PIPE Investment, which will be considered a financial asset. Arqit concurrently delivered to the Company $5.0 million non-refundable deposit to be applied towards the first satellite launch service to be provided by the Company under the yet to be executed launch service agreement. The Company and Arqit are currently negotiating the launch service agreement.

Grant of Stock Options

On September 2, 2021, the Company granted 905,614 stock options to a former employee of the Company to purchase VOH common stock. The stock option grant was fully vested on the date of issuance and was intended to replace an earlier stock option grant with the same exercise price that had expired in 2020. The new stock option was not granted pursuant to the 2017 Stock Incentive Plan. The aggregate grant date fair value of the stock options is estimated to be approximately $5.0 million, which will be expensed at the grant date. The aggregate grant date fair value is based on the estimated fair value of the underlying VOH common stock using preliminary valuation techniques with the most reliable information currently available. Actual fair value may differ from these estimates and such differences may be material.